Lease (Details) - Schedule of Lease Cost - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of consolidated statements of comprehensive loss related [Abstract]
Operating lease cost	$ 973	$ 238
Short-term lease cost	931	1,191
Total	$ 1,904	$ 1,429